REGULATORY MATTERS - Bank's actual capital amounts and ratios (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Total Capital to Risk-Weighted Assets, Actual Capital, Amount	$ 131,884	$ 128,939	$ 116,869
Total Capital to Risk-Weighted Assets, Actual Capital, Ratio	14.50%	14.55%	14.96%
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Amount	$ 73,014	$ 70,891	$ 62,514
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Ratio	8.00%	8.00%	8.00%
Total Capital to Risk-Weighted Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 91,267	$ 88,614	$ 78,142
Total Capital to Risk-Weighted Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%	10.00%
Tier I Capital to Risk-Weighted Assets, Actual Capital, Amount	$ 120,471	$ 117,855	$ 107,112
Tier I Capital to Risk-Weighted Assets, Actual Capital, Ratio	13.20%	13.30%	13.71%
Tier I Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Amount	$ 54,760	$ 53,168	$ 46,885
Tier I Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Ratio	6.00%	6.00%	6.00%
Tier I Capital to Risk-Weighted Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 73,014	$ 70,891	$ 62,514
Tier I Capital to Risk-Weighted AssetsTo be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%	8.00%
Common Equity Tier 1 Capital to Risk-Weighted Assets, Actual Capital, Amount	$ 107,112	$ 117,855	$ 107,112
Common Equity Tier 1 Capital to Risk-Weighted Assets, Actual Capital, Ratio	13.71%	13.30%	13.71%
Common Equity Tier 1 Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Amount	$ 35,164	$ 39,876	$ 35,164
Common Equity Tier 1 Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Ratio	4.50%	4.50%	4.50%
Common Equity Tier 1 Capital to Risk-Weighted Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 50,792	$ 57,599	$ 50,792
Common Equity Tier 1 Capital to Risk-Weighted Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%	6.50%
Tier I Capital to Average Assets, Actual Capital, Amount	$ 120,471	$ 117,855	$ 107,112
Tier I Capital to Average Assets, Actual Capital, Ratio	12.20%	12.69%	11.80%
Tier I Capital to Average Assets, For Capital Adequacy Purposes, Amount	$ 39,512	$ 37,157	$ 36,299
Tier I Capital to Average Assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%	4.00%
Tier I Capital to Average Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 49,391	$ 46,446	$ 45,374
Tier I Capital to Average Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%	5.00%